June 27, 2018

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard World Fund (the Trust)
File No. 2-17620

Commissioners:

Enclosed is the 151st Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this Amendment is to add Vanguard ESG International Stock ETF and Vanguard ESG U.S. Stock
ETF, two new series of the Trust.
Pursuant to the requirements of Rule 485(a)(2), we request that the Amendment become effective on
September 18, 2018. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b)
filing that will include text addressing any SEC staff comments.

Please contact me at (610) 669 9296 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Anthony Coletta
Associate Counsel
The Vanguard Group, Inc.

Enclosures
cc: Lisa N. Larkin
U.S. Securities and Exchange Commission